Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 20, 2023	May 08, 2023	Mar. 08, 2023	May 02, 2022	Dec. 31, 2021
Convertible Note (Details) [Line Items]
Company offering amount				$ 3,000
Convertible note offering, percentage				6.00%
Annual interest, percentage				6.00%
Due date term				3 years
First closing, convertible notes							$ 3,190
Convertible note offered	$ 3,000
Second closing, convertible notes	60			$ 60
Discounted conversion price							40.00%
Convertible note, description							The Notes had an optional conversion price at a 40% discount based on a $50m value in the event that an IPO is not consummated and if an IPO is not consummated within 18 months of the issuance of the Notes, the value of the Notes would be set at 110% of their then balance.
Financial expense		$ 0	$ 0		$ 0	$ 1,753	$ 1,753
Common stock par value (in Dollars per share)		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Conversion price		$ 50			$ 50
Conversion notes payable					110.00%
Private Placement [Member]
Convertible Note (Details) [Line Items]
First closing, convertible notes	$ 2,100
Common stock par value (in Dollars per share)										$ 0.0001
IPO [Member]
Convertible Note (Details) [Line Items]
Discounted conversion price					40.00%
Common Stock [Member]
Convertible Note (Details) [Line Items]
Common stock, par value (in Dollars per share)							0.0001
Common Stock [Member]
Convertible Note (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001			$ 0.0001		$ 0.0001				$ 0.0001
Convertible Notes [Member]
Convertible Note (Details) [Line Items]
Annual interest, percentage				6.00%
Convertible Note [Member]
Convertible Note (Details) [Line Items]
Discounted conversion price					40.00%